U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 23	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2018	2017

Assets
Due from banks, principally interest-bearing	$9,969	$9,157
Available-for-sale securities	921	963
Investments in bank subsidiaries	47,549	46,435
Investments in nonbank subsidiaries	2,568	2,540
Advances to bank subsidiaries	3,800	3,300
Advances to nonbank subsidiaries	2,543	2,055
Other assets	813	1,079

Total assets	$68,163	$65,529

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$—	$1
Long-term debt	16,291	15,769
Other liabilities	843	719
Shareholders’ equity	51,029	49,040

Total liabilities and shareholders’ equity	$68,163	$65,529

Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2018	2017	2016

Income
Dividends from bank subsidiaries	$5,300	$4,800	$2,100
Dividends from nonbank subsidiaries	6	5	4
Interest from subsidiaries	220	159	140
Other income	33	41	57

Total income	5,559	5,005	2,301

Expense
Interest expense	471	402	327
Other expense	133	124	123

Total expense	604	526	450

Income before income taxes and equity in undistributed income of subsidiaries	4,955	4,479	1,851
Applicable income taxes	(91)	(176)	(97)

Income of parent company	5,046	4,655	1,948
Equity in undistributed income of subsidiaries	2,050	1,563	3,940

Net income attributable to U.S. Bancorp	$7,096	$6,218	$5,888

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2018	2017	2016

Operating Activities
Net income attributable to U.S. Bancorp	$7,096	$6,218	$5,888
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(2,050)	(1,563)	(3,940)
Other, net	359	(125)	75

Net cash provided by operating activities	5,405	4,530	2,023

Investing Activities
Proceeds from sales and maturities of investment securities	39	100	232
Purchases of investment securities	(10)	(844)	(120)
Net increase in short-term advances to subsidiaries	(488)	(790)	(442)
Long-term advances to subsidiaries	(500)	—	(750)
Principal collected on long-term advances to subsidiaries	—	500	100
Other, net	304	(12)	(12)

Net cash used in investing activities	(655)	(1,046)	(992)

Financing Activities
Net decrease in short-term borrowings	(1)	(21)	(3)
Proceeds from issuance of long-term debt	2,100	3,920	3,550
Principal payments or redemption of long-term debt	(1,500)	(1,250)	(1,926)
Proceeds from issuance of preferred stock	565	993	—
Proceeds from issuance of common stock	86	159	355
Repurchase of preferred stock	—	(1,085)	—
Repurchase of common stock	(2,822)	(2,631)	(2,556)
Cash dividends paid on preferred stock	(274)	(284)	(267)
Cash dividends paid on common stock	(2,092)	(1,928)	(1,810)

Net cash used in financing activities	(3,938)	(2,127)	(2,657)

Change in cash and due from banks	812	1,357	(1,626)
Cash and due from banks at beginning of year	9,157	7,800	9,426

Cash and due from banks at end of year	$9,969	$9,157	$7,800

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.